Financial Instruments - Foreign Currency Risk - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Foreign exchange gain (loss)	$ (780)	$ 276
Currency exchange risk
Disclosure of credit risk exposure [line items]
Foreign exchange gain (loss)	$ (1,019)	681
Percentage of reasonably possible decrease in US Dollar against Canadian dollar	10.00%
Increase (decrease) in Company's net income before tax due to decrease in US Dollar against Canadian Dollar	$ (2,480)
Percentage of reasonably possible increase in US Dollar against Canadian dollar	10.00%
Increase (decrease) in Company's net income before tax due to increase in US Dollar against Canadian Dollar	$ 2,686
Amount of exposure		$ 3,774